Reportable Segments and Geographic Information - Information By Strategic Business Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Revenue, net	$ 38,023	$ 46,833	$ 35,806
Cost of goods sold	43,795	43,929	38,380
Selling, general and administrative expense	110,217	87,859	65,608
Operating loss	(115,989)	(84,955)	(68,182)
Electronic Motor Cycle Segment [Member]
Segment Reporting Information
Revenue, net	11,548	13,999	9,705
Cost of goods sold	27,297	23,268	22,006
Selling, general and administrative expense	100,862	79,836	57,996
Operating loss	(116,611)	(89,105)	(70,297)
STACYC
Segment Reporting Information
Revenue, net	26,475	32,834	26,101
Cost of goods sold	16,498	20,661	16,374
Selling, general and administrative expense	9,355	8,023	7,612
Operating loss	$ 622	$ 4,150	$ 2,115